SUBSEQUENT EVENTS (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2015	Mar. 31, 2017 CNY (¥)
SUBSEQUENT EVENTS [Line Items]
Debt Instrument, Term		3 months
Subsequent event [Member]
SUBSEQUENT EVENTS [Line Items]
Amount of roll-over in short-term loans	$ 83.7
Notes Payable, Related Parties, Current	$ 4.3		¥ 30
Debt Instrument, Interest Rate, Stated Percentage	5.44%		5.44%
Debt Instrument, Term	6 months